Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (9,102)	$ (6,083)	$ (15,122)	$ (13,537)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of convertible debentures	3,642	480	3,570	4,158
Change in fair value of warrant liabilities	2,585	943	2,067	3,616
Amortization of right-of-use asset	241	255	479	509
Depreciation and amortization	474	411	867	672
Stock compensation	964	575	1,700	1,346
Inventory write-down			131	24
Bad debt expense				20
Changes in operating assets and liabilities
Accounts receivable, net	(414)	(218)	(874)	(449)
Inventory, net	277	27	765	(698)
Prepaid expenses	(299)	(623)	332	(328)
Other current assets	(13)	(1)
Accounts payable	(807)	1,923	2,645	1,011
Customer deposits	(1,664)	892	1,982	(1,440)
Accrued and other current liabilities	432	575	1,267	666
Lease liability	(337)	(277)	(573)	(395)
Net cash used in operating activities	(4,021)	(1,121)	(764)	(4,825)
Cash flows from investing activities:
Purchase of property and equipment	(225)	(326)	(823)	(465)
Purchase of intangible assets	(46)	(2)	(45)	(76)
Proceeds from disposition of fixed assets	12			49
Net cash used in investing activities	(259)	(328)	(868)	(492)
Cash flows from financing activities:
Proceeds from convertible debentures, net	5,000	1,000	2,339	1,000
Proceeds from issuance of notes payable	302	253	504	420
Repayment of notes payable	(188)	(20)	(504)	(433)
Proceeds from issuance of common stock	66		15	4,492
Other liabilities	(1)	13	17	(264)
Net cash provided by financing activities	5,179	1,246	2,371	5,215
Net change in Cash and Restricted cash	899	(203)	739	(102)
Cash and Restricted cash, beginning of period	3,326	2,587	2,587	2,689
Cash and Restricted cash, end of period	4,225	2,384	3,326	2,587
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	97	29	96	231
Cash paid for taxes	9	39	56	74
ROU asset obtained in exchange for operating lease				1,439
ROU Asset obtained in exchange for finance leases				104
Fair value of warrants issued with convertible debentures	$ 2,619	$ 1,048	$ 2,094	$ 2,987